AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.5%
Asset-Backed Securities — 25.8%
Automobiles — 4.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	150	$ 150,343
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	302,413
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	409,309
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	950,129
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	121	121,574
Series 2018-02, Class A2, 144A
3.140%	02/20/24	185	187,053
Ford Credit Auto Owner Trust,
Series 2018-02, Class A, 144A
3.470%	01/15/30	500	539,389
Ford Credit Floorplan Master Owner Trust,
Series 2019-02, Class A
3.060%	04/15/26	200	216,445
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	754	763,005
			3,639,660
Collateralized Loan Obligations — 17.4%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.375%(c)	07/15/31	1,000	989,553
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.216%(c)	04/23/31	1,000	980,912
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.093%(c)	01/17/28	678	674,394
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.243%(c)	04/17/31	747	738,716
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	01/22/31	250	246,518
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.070%(c)	11/15/26	362	360,103
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	500	492,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.403%(c)	02/20/31	750	$ 740,116
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.481%(c)	01/16/31	750	745,511
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.325%(c)	04/26/31	1,500	1,489,715
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.371%(c)	07/16/31	250	247,198
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.432%(c)	10/20/31	500	496,982
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	499	493,944
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.635%(c)	10/25/28	750	747,350
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
1.535%(c)	01/15/32	500	497,991
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.262%(c)	04/18/31	744	733,089
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.172%(c)	01/18/29	1,000	988,991
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	500	490,640
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29	1,224	1,213,616
			13,367,956
Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	619,971
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	720,120
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	800	$ 829,445
			2,169,536
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	255	257,188
Student Loans — 0.6%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	2	2,041
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	483	487,427
			489,468

Total Asset-Backed Securities (cost $19,832,932)			19,923,808
Commercial Mortgage-Backed Securities — 15.0%
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class A1
2.010%	02/15/50	252	252,979
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,901,793
Commercial Mortgage Trust,
Series 2014-LC17, Class A5
3.917%	10/10/47	206	225,916
Series 2015-CR22, Class A3
3.207%	03/10/48	100	102,319
Series 2015-CR26, Class A3
3.359%	10/10/48	600	653,926
Series 2015-LC21, Class A3
3.445%	07/10/48	600	650,538
Series 2015-LC21, Class A4
3.708%	07/10/48	340	375,970
Series 2015-LC23, Class A4
3.774%	10/10/48	160	179,646
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	23,725	1,502,055
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	651,102
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	60	60,682
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	778	851,432
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class A3
3.211%	10/15/48	299	$ 317,379
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	621,079
Series 2016-UB12, Class A1
1.779%	12/15/49	382	382,794
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	1,020	1,057,297
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	474	519,334
Series 2015-LC20, Class A3
3.086%	04/15/50	100	102,563
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,131,519

Total Commercial Mortgage-Backed Securities (cost $11,021,153)			11,540,323
Corporate Bonds — 18.7%
Agriculture — 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	286,945
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	275	287,481
			574,426
Banks — 5.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	195	218,513
Sub. Notes, MTN
4.450%	03/03/26	595	683,333
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	200,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	485	539,351
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	310	344,541
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	55	60,250
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	105	99,106
Sub. Notes
4.250%	10/01/27(a)	550	639,661
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	330	359,177

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	720	$ 830,263
			3,974,195
Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	136,664
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	270,690
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,322
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	90,073
			750,749
Electric — 2.8%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	258,003
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	65,765
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	810	905,480
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	162,626
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	177,169
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	495	552,119
			2,121,162
Insurance — 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25(a)	915	1,024,974
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	481,765
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25(a)	360	393,000
			874,765
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	$ 410,289
Pharmaceuticals — 3.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	700	775,662
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	25	25,862
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	51,922
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	225	243,734
3.550%	08/15/22	495	524,149
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	290	325,074
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	91	102,783
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	425	473,227
			2,522,413
Retail — 0.6%
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	390	448,243
Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	255	273,230
2.950%	05/15/25	100	108,964
			382,194
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	740	869,245
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	410	449,802
			1,319,047

Total Corporate Bonds (cost $13,125,578)			14,402,457
Sovereign Bonds — 3.2%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,450

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	$ 209,336
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	220	227,338
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	1,500	1,547,166
2.500%	09/10/21	50	51,022
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	208,105

Total Sovereign Bonds (cost $2,369,784)			2,443,417
U.S. Government Agency Obligations — 16.3%
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	2,355	2,366,378
Federal National Mortgage Assoc.
1.875%	09/24/26	75	81,151
2.000%	10/05/22	1,200	1,244,494
2.125%	04/24/26	3,675	4,014,033
2.375%	01/19/23	180	189,037
2.875%	09/12/23	4,325	4,660,319

Total U.S. Government Agency Obligations (cost $11,780,173)			12,555,412
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
3.625%	02/15/44(k)	1,820	2,659,191
U.S. Treasury Strips Coupon
2.365%(s)	05/15/44(k)	30	21,008

Total U.S. Treasury Obligations (cost $2,735,093)			2,680,199

Total Long-Term Investments (cost $60,864,713)			63,545,616

	Shares
Short-Term Investments — 21.1%
Affiliated Mutual Funds — 20.8%
PGIM Core Short-Term Bond Fund(w)	694,883	6,399,877
PGIM Core Ultra Short Bond Fund(w)	6,815,133	6,815,133
PGIM Institutional Money Market Fund (cost $2,814,567; includes $2,813,982 of cash collateral for securities on loan)(b)(w)	2,816,832	2,816,269

Total Affiliated Mutual Funds (cost $15,999,290)		16,031,279
Value

Options Purchased*~ — 0.3%
(cost $3,402)	$ 207,042

Total Short-Term Investments (cost $16,002,692)	16,238,321

TOTAL INVESTMENTS—103.6% (cost $76,867,405)	79,783,937

Liabilities in excess of other assets(z) — (3.6)%	(2,762,543)

Net Assets — 100.0%	$ 77,021,394

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,742,049; cash collateral of $2,813,982 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

A4

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	$ 14,226
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	13,821
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	32,805
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	65,223
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	68,572
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	12,395
Total Options Purchased (cost $3,402)							$207,042
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
113	10 Year U.S. Ultra Treasury Notes	Dec. 2020	$18,071,172	$(14,407)
Short Positions:
67	2 Year U.S. Treasury Notes	Dec. 2020	14,804,383	(5,399)
164	5 Year U.S. Treasury Notes	Dec. 2020	20,669,125	(26,139)
95	10 Year U.S. Treasury Notes	Dec. 2020	13,255,469	(21,642)
16	20 Year U.S. Treasury Bonds	Dec. 2020	2,820,500	19,299
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	665,438	6,148
				(27,733)
				$(42,140)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
55,270	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	$(265,460)	$4,226,034	$4,491,494
3,200	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	377,082	424,025	46,943
165	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(25,503)	(25,503)
				$ 111,622	$4,624,556	$4,512,934

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5